Condensed consolidated balance sheet (unaudited) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Assets
Cash and balances at central banks	£ 194,452	£ 150,258
Cash collateral and settlement balances	134,945	83,256
Loans and advances at amortised cost	354,912	339,115
Reverse repurchase agreements and other similar secured lending	22,224	3,379
Trading portfolio assets	110,062	114,195
Financial assets at fair value through the income statement	158,975	133,086
Derivative financial instruments	307,258	229,236
Financial assets at fair value through other comprehensive income	79,764	65,750
Investments in associates and joint ventures	720	721
Goodwill and intangible assets	8,163	8,119
Property, plant and equipment	4,239	4,215
Current tax assets	556	412
Deferred tax assets	2,671	3,290
Retirement benefit assets	2,848	2,108
Other assets	3,328	3,089
Total assets	1,385,117	1,140,229
Liabilities
Deposits at amortised cost	466,913	415,787
Cash collateral and settlement balances	112,907	67,341
Repurchase agreements and other similar secured borrowing	19,144	14,517
Debt securities in issue	103,970	76,369
Subordinated liabilities	19,886	18,156
Trading portfolio liabilities	51,606	36,916
Financial liabilities designated at fair value	221,460	204,326
Derivative financial instruments	307,891	229,204
Current tax liabilities	322	313
Deferred tax liabilities	23	23
Retirement benefit liabilities	371	348
Other liabilities	8,471	8,505
Provisions	2,612	2,764
Total liabilities	1,315,576	1,074,569
Equity
Called up share capital and share premium	4,620	4,594
Other reserves	6,996	4,760
Retained earnings	45,817	44,204
Shareholders' equity attributable to ordinary shareholders of the parent	57,433	53,558
Other equity instruments	10,871	10,871
Total equity excluding non-controlling interests	68,304	64,429
Non-controlling interests	1,237	1,231
Total equity	69,541	65,660
Total liabilities and equity	£ 1,385,117	£ 1,140,229